Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases
16. Leases
The Company has entered into lease contracts mainly for buildings and computer equipment, which expire at various dates
through

the

year

2036.

Some

leases

have extension

or purchase

options

for various

terms.

The

lease

contracts

do not
impose any financial covenants.
On January 1, 2022, a lease for rent

of a property with a trust whose

beneficiary is the controlling shareholder

and CEO of
the

Company,

was

modified

to

extend

the

lease

term

until

December

2026.

The

lessor

also

reimbursed

an

amount

of
$ 1,070,264

representing the balance at

the date of modification

of the original prepayment

amount of $
1,178,530

made in
2020. At

the date

of modification,

the

lease

liability was

remeasured

using

a discount

rate

of
4
%. As

a result,

the

lease
liability was increased by an amount of $ 1,070,264

and the right-of-use assets was decreased by an amount

of $
108,267
.

On September

1, 2022,

a lease

of a

property was

modified to

extend the

term, to

postpone the

exercise of

the purchase
option of the property,

and to factor a

deposit of $
275,000

required to exercise

the purchase option.

As a result, the

lease
liability was remeasured using a discount rate of 8.6 % and the lease liability and the right-of-use assets were decreased by
$ 203,154 .
a) Right-of-use assets
b) The table below summarizes changes to the lease liabilities:
c) Amount recognized in the consolidated statements of comprehensive loss:
d) Maturity analysis – contractual undiscounted cash flows

of lease liabilities as at December 31, 2022
Land and Computer
building equipment Total
$ $ $
Balance at January 1, 2021 3,688,315 12,685 3,701,000
Additions - business combination 477,608
—
477,608
Additions 2,157,796
—
2,157,796
Depreciation (566,182) (4,228) (570,411)
Balance at December 31, 2021 5,757,537 8,457 5,765,993
Modification of lease agreements (311,421)
—
(311,421)
Depreciation (631,600) (4,228) (635,828)
Balance at December 31, 2022 4,814,516 4,229 4,818,744
$
Balance at January 1, 2021 2,988,542
Addition - business acquisition 477,608
Additions - other 2,120,893
Payments (263,078)
Balance at December 31, 2021 5,323,965
Modification of lease agreements 867,110
Payments (657,381)
Balance at December 31, 2022 5,533,694
Current portion 2,934,236
Non-current portion 2,389,729
Balance at December 31, 2021 5,323,965
Current portion 2,672,212
Non-current portion 2,861,482
Balance at December 31, 2022 5,533,694
2022 2021
$ $
Depreciation of right-of-use assets 635,828 570,411
Interest on lease liabilities 378,611 307,691
Expense related to lease payments excluded in the measurement of lease
liabilities 243,209 178,707
$
2023 2,984,243
2024 592,719
2025 572,562
2026 474,484
2027 229,332
Thereafter 1,891,989
6,745,329